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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Scott A. Bennewitz          Denver, Colorado    February 15, 2011
   -------------------------------    ----------------    -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: $105,941
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                       2

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                           FORM 13F INFORMATION TABLE

                                      13F
                                   06/30/2008

----------------------------------------------------------------------------------------------------------------------------------
      Column 1          Column 2      Column 3  Column 4         Column 5           Column 6    Column 7           Column 8
-------------------- --------------- --------- --------- ------------------------- ---------- -------------- ---------------------
                                                          Shares
                                                 Value    or PRN                   Investment                    Voting Authority
   Name of Issuer    Titlte of Class   Cusip   (x 1,000)  Amount   SH/PRN Put/Call Discretion Other Managers    Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------

ACACIA RSRCH-TECHLGY COM             003881307 1,431     319,366   SH              Sole                      319,366
AIR METHODS          COM             009128307 1,275     51,000    SH              Sole                      51,000
ALPHARMA             CL A            020813101 2,938     130,400   SH              Sole                      130,400
AMDOCS               COM             G02602103 883       30,000    SH              Sole                      30,000
AMER SCIENCE & ENGNR COM             029429107 5,123     99,410    SH              Sole                      99,410
ART TECHNOLOGY GROUP COM             04289L107 5,226     1,633,100 SH              Sole                      1,633,100
ASPECT MED SYSTEMS   COM             045235108 3,853     612,500   SH              Sole                      612,500
AXT                  COM             00246W103 3,254     776,622   SH              Sole                      776,622
BALCHEM              COM             057665200 2,858     123,573   SH              Sole                      123,573
BIO-IMAGING TECH     COM             09056N103 1,308     176,767   SH              Sole                      176,767
CBEYOND              COM             149847105 2,243     140,000   SH              Sole                      140,000
COINSTAR             COM             19259P300 2,499     76,402    SH              Sole                      76,402
COLUMBUS MCKINNON    COM             199333105 650       27,000    SH              Sole                      27,000
DYNAMEX              COM             26784F103 2,592     96,662    SH              Sole                      96,662
ENDO PHARMACEUTICALS COM             29264F205 4,371     180,700   SH              Sole                      180,700
ENTROPIC COMMUNICATI COM             29384R105 836       176,000   SH              Sole                      176,000
EXPONENT             COM             30214U102 5,955     189,587   SH              Sole                      189,587
GAIAM                CL A            36268Q103 2,041     151,100   SH              Sole                      151,100
GSE SYSTEMS          COM             36227K106 1,393     156,385   SH              Sole                      156,385
HERITAGE-CRYSTAL CLE COM             42726M106 1,903     144,134   SH              Sole                      144,134
ICON PLC ADR         ADR             45103T107 1,609     21,307    SH              Sole                      21,307
INSPIRE PHARM        COM             457733103 2,038     476,135   SH              Sole                      476,135
KV PHARMACEUTICL 'A' CL A            98385X106 2,919     151,000   SH              Sole                      151,000
LIFE SCIENCES RESRCH COM             532169109 4,109     145,511   SH              Sole                      145,511
MAGNETEK             COM             559424106 1,710     404,227   SH              Sole                      404,227
MATRIXX INITIATIVES  COM             57685L105 3,485     209,160   SH              Sole                      209,160
MEDICIS PHARM        CL A            584690309 6,124     294,700   SH              Sole                      294,700
MIPS TECHNOLOGIES    COM             604567107 1,453     387,400   SH              Sole                      387,400
NATUS MEDICAL        COM             639050103 5,218     249,200   SH              Sole                      249,200
NVE                  COM             629445206 480       15,163    SH              Sole                      15,163
OSHKOSH              COM             688239201 538       26,000    SH              Sole                      26,000
POWERSECURE INTL     COM             73936N105 1,242     171,100   SH              Sole                      171,100
PSYCHIATRIC SOLUTNS  COM             74439H108 4,855     128,300   SH              Sole                      128,300
QUANTUM              COM             747906204 2,686     1,989,981 SH              Sole                      1,989,981
RUBICON TECHNOLOGY   COM             78112T107 2,579     126,904   SH              Sole                      126,904
SKILLSOFT ADR        ADR             830928107 1,558     172,400   SH              Sole                      172,400
STANDARD PARKING     COM             853790103 3,190     175,272   SH              Sole                      175,272
STEINWAY INSTRUMENTS COM             858495104 2,196     83,200    SH              Sole                      83,200
SUPERIOR ENERGY      COM             868157108 1,638     29,700    SH              Sole                      29,700
SURMODICS            COM             868873100 1,780     39,700    SH              Sole                      39,700
TRANSACT TECH        COM             892918103 1,043     126,011   SH              Sole                      126,011
WEBSITE PROS         COM             94769V105 870       104,475   SH              Sole                      104,475